Leases - Consolidated balance sheet, cash flow and other information related to leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
ASSETS
Operating lease right-of-use assets, net	¥ 9,266		¥ 12,484		$ 1,269
LIABILITIES
Operating lease liabilities, current	2,994		2,709		410
Operating lease liabilities, non-current	1,680		5,348		230
Total	4,674		8,057		$ 640
Cash paid for amounts included in the measurement of lease liabilities	3,700	$ 521	15,169	¥ 15,048
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 0		¥ 8,619	¥ 5,642
Weighted average remaining lease term (years)	4 years 8 months 1 day		5 years 25 days		4 years 8 months 1 day
Weighted average discount rate	5.00%		5.00%		5.00%